STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 6,826,613	$ 805,090
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(7,329,288)	(1,497,946)
Changes in assets and liabilities
Other assets	(457)	101,918
Accounts payable and accrued expenses	(40)	(9,303)
Accounts payable - affiliates	(7,378,806)	(177,787)
Net cash used in operating activities	(7,881,978)	(778,028)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	7,329,288	1,497,946
Net cash provided by investing activities	7,329,288	1,497,946
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(552,690)	719,918
Cash and cash equivalents, beginning	1,940,668	1,220,750
Cash and cash equivalents, end	1,387,978	1,940,668
Series 47
Cash flows from operating activities
Net income (loss)	1,777,985	969,566
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(1,897,247)	(1,098,271)
Changes in assets and liabilities
Other assets	285	(285)
Accounts payable and accrued expenses	(38)	(6,141)
Accounts payable - affiliates	(2,571,761)	(404,362)
Net cash used in operating activities	(2,690,776)	(539,493)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,897,247	1,098,271
Net cash provided by investing activities	1,897,247	1,098,271
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(793,529)	558,778
Cash and cash equivalents, beginning	1,054,904	496,126
Cash and cash equivalents, end	261,375	1,054,904
Series 48
Cash flows from operating activities
Net income (loss)	591,777	(15,857)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(676,000)	(61,500)
Changes in assets and liabilities
Other assets	111	(111)
Accounts payable and accrued expenses	0	(2,500)
Accounts payable - affiliates	(637,492)	(144,607)
Net cash used in operating activities	(721,604)	(224,575)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	676,000	61,500
Net cash provided by investing activities	676,000	61,500
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(45,604)	(163,075)
Cash and cash equivalents, beginning	235,196	398,271
Cash and cash equivalents, end	189,592	235,196
Series 49
Cash flows from operating activities
Net income (loss)	4,456,851	(148,619)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(4,756,041)	(338,175)
Changes in assets and liabilities
Other assets	(853)	102,314
Accounts payable and accrued expenses	(2)	(662)
Accounts payable - affiliates	(4,169,553)	371,182
Net cash used in operating activities	(4,469,598)	(13,960)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	4,756,041	338,175
Net cash provided by investing activities	4,756,041	338,175
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	286,443	324,215
Cash and cash equivalents, beginning	650,568	326,353
Cash and cash equivalents, end	$ 937,011	$ 650,568